CAPITAL STRUCTURE (Details - Option assumptions) - Stock Options [Member]	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term, in years	5 years	5 years 4 months 17 days
Expected volatility	85.84%	79.35%
Risk-free interest rate	4.24%	3.66%
Dividend yield	0.00%	0.00%